Intangible Assets, Net - Schedule of Intangible Assets (Detail) (CNY)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	5,492,194	3,593,880
Accumulated amortization	(3,421,416)	(2,104,849)
Net carrying amount	2,070,778	1,489,031
Copyrights [Member]
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	5,174,694	3,416,380
Accumulated amortization	(3,276,499)	(2,019,608)
Net carrying amount	1,898,195	1,396,772
Weighted Average Amortization Period	3 years	2 years
Others [Member]
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	317,500	177,500
Accumulated amortization	(144,917)	(85,241)
Net carrying amount	172,583	92,259
Weighted Average Amortization Period	5 years	5 years